Note 2 - Allowance for Doubtful Accounts for Trade Accounts Receivable	12 Months Ended
Oct. 31, 2014
Notes to Financial Statements
Allowance for Doubtful Accounts for Trade Accounts Receivable Disclosure [Text Block]
(2)	Allowance for Doubtful Accounts for Trade Accounts Receivable

A summary of changes in the allowance for doubtful accounts for trade accounts receivable for the years ended October 31, 2014, 2013 and 2012 follows:

	Years ended October 31,
	2014	2013	2012
Balance at beginning of year	$74,073	$92,148	$145,616
Bad debt expense (recovery)	18,915	20,461	(10,327)
Losses charged to allowance	—	(38,922)	(43,141)
Recoveries added to allowance	—	386	—
Balance at end of year	$92,988	$74,073	$92,148